Fair value of financial instruments (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

	As at April 30, 2026
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$27,425	$–	$–	$6,721	$6,721	$34,146	$34,146
Securities
Trading	230,723	5,878	–	–	–	–	236,601	236,601
Investment, net of applicable allowance	–	–	274,401	1,526	99,836	97,293	375,763	373,220
	230,723	5,878	274,401	1,526	99,836	97,293	612,364	609,821
Assets purchased under reverse repurchase agreements and securities borrowed	249,359	–	–	–	67,016	67,016	316,375	316,375
Loans, net of applicable allowance
Retail	1,153	–	433	–	657,712	658,863	659,298	660,449
Wholesale	10,922	–	696	–	407,033	406,439	418,651	418,057
	12,075	–	1,129	–	1,064,745	1,065,302	1,077,949	1,078,506
Other
Derivatives	150,745	–	–	–	–	–	150,745	150,745
Other assets (1)	21,588	–	–	–	57,470	57,470	79,058	79,058
Financial liabilities
Deposits
Personal	$1,100	$40,512			$491,124	$491,927	$532,736	$533,539
Business and government (2)	504	169,751			814,735	815,727	984,990	985,982
Bank (3)	–	4,174			59,646	59,631	63,820	63,805
	1,604	214,437			1,365,505	1,367,285	1,581,546	1,583,326
Other
Obligations related to securities sold short	57,472	–			–	–	57,472	57,472
Obligations related to assets sold under repurchase agreements and securities loaned	–	270,356			42,598	42,598	312,954	312,954
Derivatives	156,627	–			–	–	156,627	156,627
Other liabilities (4)	–	19,142			61,499	61,495	80,641	80,637
Subordinated debentures	–	213			13,285	13,378	13,498	13,591

	As at October 31, 2025
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$40,455	$–	$–	$9,909	$9,909	$50,364	$50,364
Securities
Trading	212,878	6,189	–	–	–	–	219,067	219,067
Investment, net of applicable allowance	–	–	240,299	1,496	100,926	98,728	342,721	340,523
	212,878	6,189	240,299	1,496	100,926	98,728	561,788	559,590
Assets purchased under reverse repurchase agreements and securities borrowed	226,213	–	–	–	83,470	83,470	309,683	309,683
Loans, net of applicable allowance
Retail	1,128	–	442	–	646,832	648,413	648,402	649,983
Wholesale	9,724	–	690	–	383,606	382,551	394,020	392,965
	10,852	–	1,132	–	1,030,438	1,030,964	1,042,422	1,042,948
Other
Derivatives	177,206	–	–	–	–	–	177,206	177,206
Other assets (1)	14,382	–	–	–	58,487	58,487	72,869	72,869
Financial liabilities
Deposits
Personal	$942	$41,302			$487,496	$488,644	$529,740	$530,888
Business and government (2)	313	168,690			777,311	779,130	946,314	948,133
Bank (3)	–	2,908			36,654	36,657	39,562	39,565
	1,255	212,900			1,301,461	1,304,431	1,515,616	1,518,586
Other
Obligations related to securities sold short	49,891	–			–	–	49,891	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	–	242,916			46,600	46,600	289,516	289,516
Derivatives	183,953	–			–	–	183,953	183,953
Other liabilities (4)	–	21,688			58,287	58,293	79,975	79,981
Subordinated debentures	–	232			13,729	13,887	13,961	14,119

(1)	Includes financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	April 30, 2026						October 31, 2025
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$27,425	$–	$		$27,425	$–	$40,455	$–	$		$40,455
Securities
Trading
Debt issued or guaranteed by:
Canadian government
Federal	19,004	2,300	–			21,304	17,707	2,864	–			20,571
Provincial and municipal	–	24,664	–			24,664	–	16,891	–			16,891
U.S. federal, state, municipal and agencies (1)	7,437	39,750	–			47,187	435	40,322	–			40,757
Other OECD government (2)	12,932	8,736	–			21,668	7,152	7,265	–			14,417
Mortgage-backed securities	–	78	–			78	–	74	–			74
Asset-backed securities	–	1,646	–			1,646	–	1,295	–			1,295
Corporate debt and other debt	–	30,533	17			30,550	–	25,957	32			25,989
Equities	82,603	3,892	3,009			89,504	93,397	2,813	2,863			99,073
	121,976	111,599	3,026			236,601	118,691	97,481	2,895			219,067
Investment
Debt issued or guaranteed by:
Canadian government
Federal	36,058	13,029	–			49,087	30,110	9,756	–			39,866
Provincial and municipal	–	12,504	–			12,504	–	11,318	–			11,318
U.S. federal, state, municipal and agencies (1)	191	146,228	–			146,419	196	130,495	–			130,691
Other OECD government (2)	8,044	15,685	–			23,729	1,600	10,333	–			11,933
Mortgage-backed securities	–	2,623	29			2,652	–	2,645	29			2,674
Asset-backed securities	–	9,579	–			9,579	–	10,139	–			10,139
Corporate debt and other debt	–	30,308	123			30,431	–	33,544	134			33,678
Equities	599	338	589			1,526	547	367	582			1,496
	44,892	230,294	741			275,927	32,453	208,597	745			241,795
Assets purchased under reverse repurchase agreements and securities borrowed	–	249,359	–			249,359	–	226,213	–			226,213
Loans	–	11,369	1,835			13,204	–	10,710	1,274			11,984
Other
Derivatives
Interest rate contracts	–	26,855	245			27,100	–	25,871	293			26,164
Foreign exchange contracts	–	70,182	36			70,218	–	100,604	102			100,706
Credit derivatives	–	391	1			392	–	350	2			352
Other contracts	9,020	46,224	151			55,395	11,478	41,543	110			53,131
Valuation adjustments	–	(948)	(74)			(1,022)	–	(1,035)	(45)			(1,080)
Total gross derivatives	9,020	142,704	359			152,083	11,478	167,333	462			179,273
Netting adjustments					(1,338)	(1,338)					(2,067)	(2,067)
Total derivatives						150,745						177,206
Other assets	6,539	15,047	2			21,588	6,108	8,270	4			14,382
	$182,427	$787,797	$5,963		$(1,338)	$974,849	$168,730	$759,059	$5,380		$(2,067)	$931,102
Financial liabilities
Deposits
Personal	$–	$41,424	$188	$		$41,612	$–	$41,943	$301	$		$42,244
Business and government	–	170,255	–			170,255	–	169,003	–			169,003
Bank	–	4,174	–			4,174	–	2,908	–			2,908
Other
Obligations related to securities sold short	15,799	41,673	–			57,472	18,678	31,213	–			49,891
Obligations related to assets sold under repurchase agreements and securities loaned	–	270,356	–			270,356	–	242,916	–			242,916
Derivatives
Interest rate contracts	–	23,175	894			24,069	–	20,679	901			21,580
Foreign exchange contracts	–	63,860	78			63,938	–	95,045	46			95,091
Credit derivatives	–	352	–			352	–	262	–			262
Other contracts	9,669	59,633	424			69,726	12,657	56,287	366			69,310
Valuation adjustments	–	(118)	(2)			(120)	–	(257)	34			(223)
Total gross derivatives	9,669	146,902	1,394			157,965	12,657	172,016	1,347			186,020
Netting adjustments					(1,338)	(1,338)					(2,067)	(2,067)
Total derivatives						156,627						183,953
Other liabilities	–	19,142	–			19,142	–	21,688	–			21,688
Subordinated debentures	–	213	–			213	–	232	–			232
	$25,468	$694,139	$1,582		$(1,338)	$719,851	$31,335	$681,919	$1,648		$(2,067)	$712,835

(1)	United States (U.S.).
(2)	Organisation for Economic Co-operation and Development (OECD).

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended April 30, 2026
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$30	$–	$–	$1	$(1)	$–	$(13)	$17	$–
Equities	2,830	(39)	(4)	217	(23)	28	–	3,009	(7)
	2,860	(39)	(4)	218	(24)	28	(13)	3,026	(7)
Investment
Mortgage-backed securities	30	–	(1)	–	–	–	–	29	–
Corporate debt and other debt	127	1	(1)	–	(4)	–	–	123	–
Equities	578	–	10	2	(1)	–	–	589	1
	735	1	8	2	(5)	–	–	741	1
Loans	1,357	(28)	(4)	425	(1)	86	–	1,835	(25)
Other
Net derivative balances (3)
Interest rate contracts	(657)	18	–	10	3	1	(24)	(649)	6
Foreign exchange contracts	(44)	(10)	(1)	(16)	–	10	19	(42)	(8)
Credit derivatives	1	–	–	–	–	–	–	1	–
Other contracts	(234)	(39)	1	(3)	2	(35)	35	(273)	(26)
Valuation adjustments	(43)	–	–	(18)	(11)	–	–	(72)	–
Other assets	3	–	–	–	(1)	–	–	2	–
	$3,978	$(97)	$–	$618	$(37)	$90	$17	$4,569	$(59)
Liabilities
Deposits	$(189)	$(9)	$–	$(72)	$52	$(110)	$140	$(188)	$–
	$(189)	$(9)	$–	$(72)	$52	$(110)	$140	$(188)	$–

	For the three months ended April 30, 2025
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$–	$–	$32	$–	$32	$–
Equities	2,643	(6)	(73)	127	(36)	–	–	2,655	(6)
	2,643	(6)	(73)	127	(36)	32	–	2,687	(6)
Investment
Mortgage-backed securities	32	–	(1)	–	–	–	–	31	n.s.
Corporate debt and other debt	142	–	(4)	–	(4)	–	–	134	n.s.
Equities	523	–	15	32	–	–	–	570	n.s.
	697	–	10	32	(4)	–	–	735	n.s.
Loans	1,876	98	(23)	51	(795)	–	–	1,207	20
Other
Net derivative balances (3)
Interest rate contracts	(535)	(47)	2	28	2	7	21	(522)	(46)
Foreign exchange contracts	(66)	3	3	–	(1)	–	8	(53)	2
Credit derivatives	–	–	–	–	–	–	–	–	–
Other contracts	(455)	101	16	–	3	(49)	(8)	(392)	125
Valuation adjustments	8	–	–	16	1	–	–	25	–
Other assets	7	–	–	–	(2)	–	–	5	–
	$4,175	$149	$(65)	$254	$(832)	$(10)	$21	$3,692	$95
Liabilities
Deposits	$(634)	$8	$7	$(169)	$26	$(44)	$264	$(542)	$9
	$(634)	$8	$7	$(169)	$26	$(44)	$264	$(542)	$9

	For the six months ended April 30, 2026
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$32	$(1)	$(1)	$1	$(1)	$–	$(13)	$17	$–
Equities	2,863	(46)	(49)	331	(118)	28	–	3,009	27
	2,895	(47)	(50)	332	(119)	28	(13)	3,026	27
Investment
Mortgage-backed securities	29	–	–	–	–	–	–	29	–
Corporate debt and other debt	134	2	(5)	–	(8)	–	–	123	1
Equities	582	–	8	2	(3)	–	–	589	–
	745	2	3	2	(11)	–	–	741	1
Loans	1,274	(78)	(6)	548	(2)	106	(7)	1,835	(101)
Other
Net derivative balances (3)
Interest rate contracts	(608)	(33)	–	13	3	–	(24)	(649)	(38)
Foreign exchange contracts	56	(125)	–	(49)	47	10	19	(42)	1
Credit derivatives	2	(1)	–	–	–	–	–	1	–
Other contracts	(256)	(5)	6	(16)	8	(109)	99	(273)	16
Valuation adjustments	(79)	–	–	(29)	36	–	–	(72)	–
Other assets	4	–	–	–	(2)	–	–	2	–
	$4,033	$(287)	$(47)	$801	$(40)	$35	$74	$4,569	$(94)
Liabilities
Deposits	$(301)	$(15)	$3	$(113)	$57	$(217)	$398	$(188)	$–
	$(301)	$(15)	$3	$(113)	$57	$(217)	$398	$(188)	$–

	For the six months ended April 30, 2025
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$–	$–	$32	$–	$32	$–
Equities	2,544	(70)	(14)	334	(140)	1	–	2,655	(48)
	2,544	(70)	(14)	334	(140)	33	–	2,687	(48)
Investment
Mortgage-backed securities	31	–	–	–	–	–	–	31	n.s.
Corporate debt and other debt	143	–	2	–	(11)	–	–	134	n.s.
Equities	506	–	35	32	(3)	–	–	570	n.s.
	680	–	37	32	(14)	–	–	735	n.s.
Loans	1,781	95	–	141	(814)	7	(3)	1,207	19
Other
Net derivative balances (3)
Interest rate contracts	(493)	(35)	2	(39)	5	9	29	(522)	(34)
Foreign exchange contracts	(51)	(11)	3	1	(1)	–	6	(53)	(23)
Credit derivatives	–	–	–	–	–	–	–	–	–
Other contracts	(303)	80	3	(12)	7	(274)	107	(392)	109
Valuation adjustments	18	–	–	6	1	–	–	25	–
Other assets	7	–	–	–	(2)	–	–	5	–
	$4,183	$59	$31	$463	$(958)	$(225)	$139	$3,692	$23
Liabilities
Deposits	$(478)	$9	$1	$(401)	$88	$(210)	$449	$(542)	$46
	$(478)	$9	$1	$(401)	$88	$(210)	$449	$(542)	$46

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were
$13
million for the three months ended April 30, 2026 (April 30, 2025 – gains of
$16 million) and gains of $16 million for the six months ended April 30, 2026 (April 30, 2025 – gains of $31 million), excluding the translation gains or losses arising on consolidation.

(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at April 30, 2026 included derivative assets of $359 million (April 30, 2025 – $395 million) and derivative liabilities of $1,394 million (April 30, 2025 – $1,337 million).
n.s.	not significant

Summary of Net Interest Income From Financial Instruments
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the six months ended
(Millions of Canadian dollars)	April 30 2026	April 30 2025	April 30 2026	April 30 2025
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$7,143	$7,332	$14,923	$15,254
Financial instruments measured at fair value through other comprehensive income	2,263	2,106	4,574	4,155
Financial instruments measured at amortized cost	15,616	15,532	31,629	32,016
	25,022	24,970	51,126	51,425
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$7,231	$7,317	$15,104	$15,362
Financial instruments measured at amortized cost	9,285	9,597	18,931	20,059
	16,516	16,914	34,035	35,421
Net interest income	$8,506	$8,056	$17,091	$16,004

(1)	Excludes interest and dividend income for the three months ended April 30, 2026 of $296 million (April 30, 2025 – $292 million) and for the six months ended April 30, 2026 of $684 million (April 30, 2025 – $657 million) and interest expense for the three months ended April 30, 2026 of $37 million
(
April 30, 2025 – $75 million) and for the six months ended April 30, 2026 of $76 million (April 30, 2025 – $118 million) presented in Insurance investment result in the Interim Condensed Consolidated Statements of Income.
(2)	Includes dividend income for the three months ended April 30, 2026 of $835 million
(April 30, 2025 – $1,003 million) and for the six months ended April 30, 2026 of $1,810 million (April 30, 2025 – $1,999 million)

presented in Interest and dividend income in the Interim Condensed Consolidated Statements of Income.